Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 0.1%
Personal Products – 0.1%
HeartFlow Holdings Inc, 7.0000% (7% PIK), 1/24/29Ø,¢,§ (cost $2,000,000)	$2,000,000	$2,000,000
Common Stocks – 97.9%
Biotechnology – 31.8%
4D Molecular Therapeutics Inc*	835,181	3,098,522
89bio Inc*	2,917,674	28,651,559
AbbVie Inc	596,230	110,672,213
Akero Therapeutics Inc*	1,436,176	76,634,351
Alnylam Pharmaceuticals Inc*	55,731	18,173,322
Amgen Inc	400,916	111,939,756
Amicus Therapeutics Inc*	1,121,687	6,427,267
Apogee Therapeutics Inc*	217,983	9,467,002
Arcellx Inc*	246,661	16,242,627
Ardelyx Inc*	3,239,162	12,697,515
Argenx SE (ADR)*	197,325	108,769,486
Ascendis Pharma A/S (ADR)*	399,400	68,936,440
Avidity Biosciences Inc*	1,637,906	46,516,530
Biohaven Ltd*	817,171	11,530,283
Bridgebio Pharma Inc*	1,616,121	69,784,105
Crinetics Pharmaceuticals Inc*	326,866	9,400,666
Dyne Therapeutics Inc*	1,887,404	17,968,086
Gilead Sciences Inc	358,211	39,714,854
IDEAYA Biosciences Inc*	788,572	16,575,783
Immunome Inc*	420,469	3,910,362
Insmed Inc*	265,616	26,731,594
Janux Therapeutics Inc*	517,846	11,962,243
Legend Biotech Corp (ADR)*	450,105	15,974,226
LEXEO Therapeutics Inc*	659,808	2,652,428
Madrigal Pharmaceuticals Inc*	176,903	53,537,924
Metsera Inc*,#	561,518	15,975,187
Mirum Pharmaceuticals Inc*	774,993	39,439,394
Neurocrine Biosciences Inc*	127,610	16,039,301
Nuvalent Inc - Class A*	303,465	23,154,379
Praxis Precision Medicines Inc*	402,451	16,923,065
PTC Therapeutics Inc*	624,308	30,491,203
Revolution Medicines Inc*	1,133,654	41,707,131
Rhythm Pharmaceuticals Inc*	230,013	14,534,521
Scholar Rock Holding Corp*	383,551	13,585,376
Soleno Therapeutics Inc*	905,875	75,894,207
Travere Therapeutics Inc*	1,762,016	26,077,837
United Therapeutics Corp*	52,630	15,123,230
Vaxcyte Inc*	1,018,594	33,114,491
Vertex Pharmaceuticals Inc*	239,452	106,604,030
Xenon Pharmaceuticals Inc*	335,703	10,507,504
Zai Lab Ltd (ADR)*	610,394	21,345,478
		1,398,485,478
Health Care Equipment & Supplies – 19.7%
Abbott Laboratories	1,101,105	149,761,291
Align Technology Inc*	95,038	17,993,545
Boston Scientific Corp*	1,408,528	151,289,992
Cooper Cos Inc/The*	468,719	33,354,044
DexCom Inc*	547,475	47,789,093
Edwards Lifesciences Corp*	470,278	36,780,442
Globus Medical Inc*	661,080	39,016,942
Hoya Corp	61,700	7,350,951
Inspire Medical Systems Inc*	155,576	20,189,098
Intuitive Surgical Inc*	178,580	97,042,158
Lantheus Holdings Inc*	535,346	43,823,424
Medtronic PLC	979,473	85,380,661
Penumbra Inc*	111,250	28,550,087
STERIS PLC	85,292	20,488,844
Stryker Corp	194,406	76,912,846
Teleflex Inc	112,034	13,260,344
		868,983,762

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – 12.5%
AmerisourceBergen Corp	169,387	$50,790,692
Anthem Inc	103,503	40,258,527
Centene Corp*	364,108	19,763,782
CVS Health Corp	992,409	68,456,373
HCA Healthcare Inc	225,068	86,223,551
Humana Inc	92,013	22,495,338
McKesson Corp	88,121	64,573,306
UnitedHealth Group Inc	635,218	198,168,963
		550,730,532
Life Sciences Tools & Services – 4.5%
Danaher Corp	415,422	82,062,462
Illumina Inc*	106,484	10,159,638
Sotera Health Co*	1,102,889	12,264,126
Thermo Fisher Scientific Inc	233,354	94,615,713
		199,101,939
Pharmaceuticals – 29.4%
AstraZeneca PLC	1,310,244	181,975,836
Avadel Pharmaceuticals PLC*,#	2,273,682	20,122,086
Daiichi Sankyo Co Ltd	1,797,800	42,014,008
Edgewise Therapeutics Inc*	838,142	10,988,042
Eli Lilly & Co	499,000	388,985,470
Johnson & Johnson	904,991	138,237,375
Novartis AG (ADR)	958,641	116,005,147
Novo Nordisk A/S - Class B	286,799	19,908,546
Roche Holding AG	218,292	71,121,741
Sanofi	1,311,103	126,950,176
Structure Therapeutics Inc (ADR)*	560,692	11,628,752
Tarsus Pharmaceuticals Inc*	322,672	13,071,443
Teva Pharmaceutical Industries Ltd (ADR)*	2,224,919	37,289,643
Verona Pharma PLC (ADR)*	928,449	87,812,706
Zoetis Inc	165,901	25,872,261
		1,291,983,232
Total Common Stocks (cost $2,888,624,819)		4,309,284,943
Private Placements – 1.0%
Biotechnology – 0.5%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	1,619,926
Asher Biotherapeutics Inc*,¢,§	1,214,301	762,217
Attralus Inc*,¢,§	669,935	1,112,092
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc - Series B*,¢,§	674,104	1,769,105
Curevo Inc - Series B-1*,¢,§	886,774	2,327,232
Element Biosciences Inc*,¢,§	425,023	2,461,308
Shoreline Biosciences Inc*,¢,§	747,187	2,820,631
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	3,021,666
TwinStrand Biosciences Inc*,¢	344,314	1,380,527
		22,605,048
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,872,981
Freenome Holdings Inc - Series D*,¢,§	342,803	1,905,984
		3,778,965
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	13,234,820	8,566,105
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,096,919
Magnolia Medical Technologies Inc - Series E1*,¢,§	301,933	411,789
		12,074,813
Software – 0.1%
HeartFlow Inc*,¢,§	40,000	160,000
HeartFlow Inc - Series F*,¢,§	1,934,015	6,150,168
		6,310,168
Total Private Placements (cost $65,634,163)		44,768,994
Rights – 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢ (cost $1,180,320)	874,311	0
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§	1	0
Magnolia Medical Technologies Inc, expires 12/31/25*,¢,§	37,748	38
Total Warrants (cost $0)		38

	Shares or Principal Amounts	Value
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $27,028,047)	27,022,642	$27,028,047
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	10,209,643	10,209,643
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 7/1/25	$2,559,431	2,559,431
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,769,074)		12,769,074
Total Investments (total cost $2,997,236,423) – 99.9%		4,395,851,096
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		5,653,211
Net Assets – 100%		$4,401,504,307

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,493,708,496	79.5%
United Kingdom	269,788,542	6.1
Switzerland	187,126,888	4.3
France	126,950,176	2.9
Belgium	108,769,486	2.5
Denmark	88,844,986	2.0
Japan	49,364,959	1.1
Israel	37,289,643	0.8
China	21,345,478	0.5
Canada	8,566,105	0.2
South Korea	4,096,337	0.1
Total	$4,395,851,096	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$1,199,814	$497,007,720	$(471,179,488)	$(120)	$121	$27,028,047	27,022,642	$698,269
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	9,641,428	70,470,974	(69,902,759)	-	-	10,209,643	10,209,643	182,655 ∆
Total Affiliated Investments - 0.8%
	$10,841,242	$567,478,694	$(541,082,247)	$(120)	$121	$37,237,690	37,232,285	$880,924

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $46,769,032, which represents 1.1% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24	$2,999,999	$1,619,926	0.0%
Asher Biotherapeutics Inc	8/23/21	2,438,924	762,217	0.0
Attralus Inc	8/31/21	5,198,696	1,112,092	0.0
Curevo Inc	11/10/22	5,330,344	5,330,344	0.1
Curevo Inc - Series B	3/6/25	1,769,105	1,769,105	0.0
Curevo Inc - Series B-1	2/28/25	1,861,786	2,327,232	0.1
Element Biosciences Inc	6/21/21	8,737,070	2,461,308	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	1,872,981	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,905,984	0.1
HeartFlow Holdings Inc, 7.0000% (7% PIK), 1/24/29	1/24/25	2,000,000	2,000,000	0.1
HeartFlow Inc	6/9/25	160,000	160,000	0.0
HeartFlow Inc - Series F	3/24/23	5,512,910	6,150,168	0.1
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	8,566,105	8,566,105	0.2
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc, 12/31/25	7/12/24	0	38	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,096,919	0.1
Magnolia Medical Technologies Inc - Series E1	2/26/25	411,789	411,789	0.0
Shoreline Biosciences Inc	10/28/21	7,522,230	2,820,631	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	3,021,666	0.1
Total		$64,884,162	$45,388,505	1.1%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$2,000,000
Common Stocks	4,309,284,943	-	-
Private Placements	-	-	44,768,994
Rights	-	-	0
Warrants	-	-	38
Investment Companies	-	27,028,047	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,769,074	-
Total Assets	$4,309,284,943	$39,797,121	$46,769,032

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70227 08-25